Debt Issue Cost	9 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Debt Issue Cost

NOTE 10. DEBT ISSUE COST

Balance- June 30, 2015	$46,129

Amortization	(46,129)
Balance- March 31, 2016

The Company recorded amortization expense of $14,379 and $0 for the three months ended March 31, 2016 and 2015, respectively and $46,129 and $0 for the nine months ended March 31, 2016 and 2015, respectively.